Changes in Liabilities Arising from Financial Activities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Bank Loans Financial Liability Roll Forward
The change in bank loans balances is detailed as follows:
BANK LOANS FINANCIAL LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2021	2020
Opening balance at January 1,	37	229
New bank loans	—	—
Payments	(37)	(192)

Closing balance at December 31,	—	37

Summary of Finance Leases Financial Liability Roll Forward
The change in lease liability balances is detailed as follows:
LEASES FINANCIAL LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2021	2020
Opening balance at January 1,	3 602	4 134
New leases	129	723
Payments	(1 099)	(1 255)

Closing balance at December 31,	2 632	3 602

Summary of Recoverable Cash Advance Liability Roll Forward
The change in recoverable cash advance liability balances is detailed as follows:
RECOVERABLE CASH ADVANCE LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2021	2020
Opening balance at January 1,	4 590	4 484
Repayments	(280)	(246)
Proceeds - Liability component	1 575	1 284
Remeasurement	328	(933)
Closing balance at December 31,	6 213	4 590